UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.2%
CONSUMER DISCRETIONARY - 7.5%
   Best Buy                                                 16,700   $   663,324
   Carnival                                                 26,200       967,828
   Target                                                   13,000       587,990
   TJX                                                      26,600       896,686
   Walt Disney                                              24,550       745,092
                                                                     -----------
                                                                       3,860,920
                                                                     -----------
CONSUMER STAPLES - 8.8%
   HJ Heinz                                                  9,900       498,762
   Kroger                                                   34,300       970,004
   Nestle ADR                                               26,000     1,143,207
   Procter & Gamble                                         16,700     1,093,516
   Wal-Mart Stores                                          13,700       803,094
                                                                     -----------
                                                                       4,508,583
                                                                     -----------
ENERGY - 10.9%
   BP ADR                                                   15,450       949,248
   Chevron                                                  10,000       845,600
   ConocoPhillips                                            5,500       448,910
   EOG Resources                                             3,625       364,421
   Exxon Mobil                                              12,300       989,289
   Occidental Petroleum                                      5,600       441,448
   Transocean                                                7,703     1,047,839
   Valero Energy                                            14,900       497,809
                                                                     -----------
                                                                       5,584,564
                                                                     -----------
FINANCIALS - 12.1%
   Assurant                                                  8,200       492,984
   Bank of America                                          26,850       883,365
   Citigroup                                                21,266       397,462
   Goldman Sachs Group                                       4,400       809,776
   JPMorgan Chase                                           26,000     1,056,380
   Manulife Financial                                       19,650       723,709
   Prudential Financial                                     12,050       831,089

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - CONTINUED
FINANCIALS - CONTINUED
   Wells Fargo                                              32,900   $   995,883
                                                                     -----------
                                                                       6,190,648
                                                                     -----------
HEALTH CARE - 10.1%
   Abbott Laboratories                                      19,550     1,101,447
   Baxter International                                     12,200       837,042
   Becton Dickinson                                         10,100       857,591
   Hospira *                                                12,100       461,736
   Johnson & Johnson                                        12,800       876,416
   Quest Diagnostics                                        19,400     1,031,304
                                                                     -----------
                                                                       5,165,536
                                                                     -----------
INDUSTRIALS - 20.6%
   3M                                                       15,750     1,108,643
   Burlington Northern Santa Fe                              7,550       786,181
   Caterpillar                                              12,800       889,856
   Cummins                                                   9,200       610,328
   Deere                                                     8,100       568,296
   Foster Wheeler *                                         12,200       692,594
   General Electric                                         47,350     1,339,532
   L-3 Communications Holdings                              13,200     1,302,708
   Norfolk Southern                                         16,800     1,208,256
   Republic Services                                        11,900       386,750
   Rockwell Collins                                         15,800       785,102
   Siemens ADR                                               7,350       892,143
                                                                     -----------
                                                                      10,570,389
                                                                     -----------
INFORMATION TECHNOLOGY - 14.9%
   BMC Software *                                           30,500     1,003,145
   Cisco Systems *                                          61,000     1,341,390
   Corning                                                  41,400       828,414
   Dell *                                                   31,100       764,127
   Harris                                                   13,800       664,470
   International Business Machines                           8,900     1,139,022
   Microsoft                                                26,300       676,436

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - CONTINUED
INFORMATION TECHNOLOGY - CONTINUED
   Nokia ADR                                                44,500   $ 1,215,740
                                                                     -----------
                                                                       7,632,744
                                                                     -----------
MATERIALS - 2.8%
   Dow Chemical                                             31,800     1,059,258
   Freeport-McMoRan Copper & Gold                            4,200       406,350
                                                                     -----------
                                                                       1,465,608
                                                                     -----------
TELECOMMUNICATION SERVICES - 4.1%
   Deutsche Telekom ADR                                     38,300       661,058
   Embarq                                                   10,900       498,893
   Verizon Communications                                   27,200       925,888
                                                                     -----------
                                                                       2,085,839
                                                                     -----------
UTILITIES - 3.4%
   Centerpoint Energy                                       60,700       957,239
   Dominion Resources                                       17,800       786,404
                                                                     -----------
                                                                       1,743,643
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $48,247,846)                                              48,808,474
                                                                     -----------

                                                           FACE
                                                          AMOUNT
                                                        ----------
REPURCHASE AGREEMENT - 4.5%
   Morgan Stanley
      1.750%, dated 07/31/08, to be repurchased on
       08/01/08, repurchase price $2,299,045
       (collateralized by a U.S. Treasury obligation,
       par value $2,342,579, 2.375%, 01/15/25, with a
       total market value of $2,344,917)
         (Cost $2,298,933)                              $2,298,933     2,298,933
                                                                     -----------
       TOTAL INVESTMENTS - 99.7%
         (Cost $50,546,779) +                                        $51,107,407
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $51,258,944.

*    NON-INCOME PRODUCING SECURITY.

ADR  AMERICAN DEPOSITARY RECEIPT

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $50,546,779 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,834,964 AND $(4,274,336), RESPECTIVELY.

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-001-0900

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 39.8%
CONSUMER DISCRETIONARY - 5.0%
   Costco Wholesale
      5.500%, 03/15/17                                  $  500,000   $   504,061
   DirecTV Holdings
      8.375%, 03/15/13                                     250,000       258,125
   Goodyear Tire & Rubber
      7.857%, 08/15/11                                     213,000       211,402
   Home Depot
      5.400%, 03/01/16                                     320,000       292,459
   Imax
      9.625%, 12/01/10                                     300,000       300,000
   Phillips-Van Heusen
      7.250%, 02/15/11                                     250,000       250,000
   Rent-A-Center
      7.500%, 05/01/10                                     270,000       263,250
   Ryland Group
      5.375%, 01/15/15                                     500,000       400,000
                                                                     -----------
                                                                       2,479,297
                                                                     -----------
CONSUMER STAPLES - 2.6%
   Coca-Cola
      5.350%, 11/15/17                                     550,000       552,748
   Dean Foods
      7.000%, 06/01/16                                     500,000       452,500
   Smithfield Foods
      7.000%, 08/01/11                                     200,000       184,000
   SUPERVALU
      7.875%, 08/01/09                                     100,000       101,000
                                                                     -----------
                                                                       1,290,248
                                                                     -----------
FINANCIALS - 23.6%
   American Financial Group
      7.125%, 04/15/09                                     100,000       101,594

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE OBLIGATIONS - CONTINUED
FINANCIALS - CONTINUED
   American International Group
      5.450%, 05/18/17                                  $  900,000   $   794,258
   Bank of America
      8.000%, 01/30/09                                     500,000       461,250
   BB&T
      6.500%, 08/01/11                                     725,000       724,603
      5.200%, 12/23/15                                     575,000       509,861
   CIT Group
      4.250%, 02/01/10                                     320,000       275,103
   Citigroup
      8.400%, 04/30/18                                     500,000       428,120
   First Tennessee Bank
      2.779%, 08/18/08                                     500,000       481,025
   General Electric Capital MTN
      5.5%, 06/04/14                                       675,000       680,258
   General Electric Capital MTN
      6.75%, 03/15/32                                      625,000       627,144
   General Motors Acceptance
      6.875%, 09/15/11                                     250,000       165,076
   Genworth Financial
      5.650%, 06/15/12                                     740,000       688,571
   Keycorp MTN
      6.5%, 05/14/13                                     1,000,000       833,772
   Lehman Brothers Holdings
      6.500%, 07/19/17                                     570,000       515,340
   Metlife
      5.000%, 11/24/13                                     500,000       482,702
   Morgan Stanley
      6.750%, 04/15/11                                     770,000       782,603
      6.625%, 04/01/18                                   1,000,000       925,641
      5.300%, 03/01/13                                     200,000       190,721

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE OBLIGATIONS - CONTINUED
FINANCIALS - CONTINUED
   Prudential Financial MTN
      6.625%, 12/01/37                                  $  500,000   $   464,448
   SunTrust Bank
      5.450%, 12/01/17                                     410,000       348,628
   Union Planters
      4.375%, 12/01/10                                     800,000       760,206
   Wachovia
      5.300%, 10/15/11                                     605,000       566,253
                                                                     -----------
                                                                      11,807,177
                                                                     -----------
HEALTH CARE - 0.4%
   WellPoint
      5.850%, 01/15/36                                     250,000       204,500
                                                                     -----------
INDUSTRIALS - 2.1%
   Cooper
      6.100%, 07/01/17                                     400,000       403,250
   L-3 Communications
      7.625%, 06/15/12                                     300,000       303,750
   Steel Dynamics
      7.375%, 11/01/12                                     350,000       346,500
                                                                     -----------
                                                                       1,053,500
                                                                     -----------
INFORMATION TECHNOLOGY - 2.6%
   Hewlett-Packard
      5.500%, 03/01/18                                     500,000       491,232
   Oracle
      5.750%, 04/15/18                                     570,000       568,683
   Xerox Capital Trust I
      8.000%, 02/01/27                                     250,000       238,313
                                                                     -----------
                                                                       1,298,228
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE OBLIGATIONS - CONTINUED
MATERIALS - 1.1%
   Airgas
      7.125%, 10/01/18 (A)                              $  500,000   $   502,500
   Boise Cascade
      7.125%, 10/15/14                                      60,000        41,400
                                                                     -----------
                                                                         543,900
                                                                     -----------
TELECOMMUNICATION SERVICES - 2.4%
   AT&T
      5.100%, 09/15/14                                     540,000       529,405
   Verizon New England
      6.500%, 09/15/11                                     650,000       666,945
                                                                     -----------
                                                                       1,196,350
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $21,090,966)                                              19,873,200
                                                                     -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   28.9%
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32                                     170,385       177,401
      6.500%, 12/01/32                                     222,617       230,293
      6.000%, 12/01/32                                      75,914        76,813
      6.000%, 07/01/33                                     230,844       233,578
      6.000%, 11/01/33                                     283,510       286,602
      6.000%, 10/01/35                                     608,628       613,364
      6.000%, 08/01/37                                   2,090,925     2,103,927
      5.500%, 12/01/36                                     978,426       958,083
   Federal National Mortgage Association
      6.500%, 09/01/36                                     962,266       989,430
      6.000%, 09/01/17                                     141,974       145,501
      6.000%, 04/01/24                                   1,080,323     1,100,043
      5.500%, 02/01/35                                     454,099       446,360
      5.500%, 10/01/35                                     546,884       536,966
      5.500%, 01/01/36                                     913,543       896,976
      5.500%, 01/01/36                                     744,547       731,044
      5.500%, 05/01/36                                     798,290       782,690

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
   - CONTINUED
   Federal National Mortgage Association - continued
      5.500%, 07/01/36                                  $  591,843   $   580,277
      5.500%, 06/01/37                                   1,266,788     1,240,972
      5.000%, 05/01/35                                     391,441       373,341
      5.000%, 03/01/38                                   1,786,639     1,697,884
   Government National Mortgage Association
      6.000%, 11/15/31                                     202,644       205,852
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     OBLIGATIONS
      (Cost $14,598,389)                                              14,407,397
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 11.6%
   U.S. Treasury Bonds
      4.625%, 02/15/17                                     610,000       642,835
                                                                     -----------
   U.S. Treasury Notes
      4.750%, 08/15/17                                     500,000       530,743
      4.500%, 04/30/12                                     900,000       947,040
      4.250%, 08/15/14                                     605,000       633,265
      4.250%, 11/15/14                                     790,000       827,463
      4.000%, 04/15/10                                     850,000       872,711
      3.500%, 05/31/13                                   1,325,000     1,340,114
                                                                     -----------
                                                                       5,151,336
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,797,133)                                                5,794,171
                                                                     -----------

                                                          SHARES
                                                        ----------
PREFERRED STOCK - 9.6%
FINANCIALS - 9.6%
   Aegon, 7.250%                                            25,000       488,000
   Aspen Insurance Holdings, 7.401%                         15,800       280,450
   Developers Diversified Realty, Ser G, 8.000% (B)         11,700       257,400

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
PREFERRED STOCK - CONTINUED
FINANCIALS - CONTINUED
   Duke Realty, Ser L, 6.600% (B)                           7,500    $   137,550
   Federal National Mortgage Association,
     Ser S, 8.250%                                          35,000       587,650
   First Industrial Realty Trust, Ser J, 7.250% (B)         11,000       211,970
   Freddie Mac, Ser Z, 8.375%                               35,000       593,250
   Lehman Brothers Holdings, Ser J, 7.950%                  10,000       157,800
   Merrill Lynch, Ser MER, 8.625%                           50,000     1,027,500
   Public Storage, Ser H, 6.950% (B)                        12,000       249,240
   Public Storage, Ser M, 6.625% (B)                         8,500       169,235
   Royal Bank of Scotland Group, Ser T, 7.250%              18,255       365,100
   Taubman Centers, Ser G, 8.000% (B)                       12,000       266,280
                                                                     -----------
   TOTAL PREFERRED STOCK
      (Cost $6,290,049)                                                4,791,425
                                                                     -----------

                                                           FACE
                                                          AMOUNT
                                                        ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
   Federal National Mortgage Association
      5.000%, 04/15/15                                  $1,815,000     1,883,003
      5.000%, 02/13/17                                     295,000       303,083
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $2,097,334)                                                2,186,086
                                                                     -----------
OTHER MORTGAGE-BACKED OBLIGATIONS - 1.5%
   Banc of America Commercial Mortgage,
     Ser 2006-4, Cl A3A
      5.600%, 07/10/46                                     610,000       593,674

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                           FACE
                                                          AMOUNT        VALUE
                                                        ----------   -----------
OTHER MORTGAGE-BACKED OBLIGATIONS - CONTINUED
   JPMorgan Mortgage Acquisition, Ser 2005-FRE1,
     Cl A2F2
      5.224%, 10/25/35                                  $  147,872   $   147,827
                                                                     -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $760,249)                                                    741,501
                                                                     -----------
MUNICIPAL BOND - 1.1%
   Virginia Housing Development Authority, Ser B, RB
      6.000%, 03/25/38
      (Cost $578,174)                                      583,001       578,664
                                                                     -----------
REPURCHASE AGREEMENT - 2.0%
   Morgan Stanley
      1.750%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $1,008,137
      (collateralized by a U.S. Treasury obligation,
      par value $1,027,227, 2.375%, 01/15/25, with a
      total market value of $1,028,252)
         (Cost $1,008,088)                               1,008,088     1,008,088
                                                                     -----------
   TOTAL INVESTMENTS - 98.9%
         (Cost $52,220,382) +                                        $49,380,532
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $49,906,667.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $502,500 AND REPRESENTED 1.0% OF NET ASSETS.

(B)  REAL ESTATE INVESTMENT TRUST

CL  - CLASS
MTN - MEDIUM TERM NOTE
RB  - REVENUE BOND
SER - SERIES

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $52,220,382 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $194,151 AND $(2,948,731), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-003-0900

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.9%
AUSTRALIA - 2.7%
   Brambles (A)                                             74,400   $   571,270
   Downer EDI (A)                                          240,000     1,549,230
                                                                     -----------
                                                                       2,120,500
                                                                     -----------
AUSTRIA - 1.7%
   EVN (A)                                                  28,000       912,311
   SWA Reit and Investments *                               20,000        12,482
   Voestalpine (A)                                           6,000       394,050
                                                                     -----------
                                                                       1,318,843
                                                                     -----------
BAHAMAS - 0.9%
   Teekay Shipping (A)                                      16,500       720,555
                                                                     -----------
DENMARK - 1.5%
   A P Moeller - Maersk, Cl B (A)                              100     1,162,930
                                                                     -----------
FINLAND - 1.6%
   Fortum (A)                                               28,700     1,265,478
                                                                     -----------
FRANCE - 5.7%
   AXA (A)                                                  29,800       876,095
   BNP Paribas (A)                                          12,000     1,183,296
   Bouygues (A)                                             12,500       808,309
   Dassault Systemes (A)                                    10,000       647,675
   Euler Hermes (A)                                         10,400       799,524
   UBISOFT Entertainment * (A)                               2,000       196,895
                                                                     -----------
                                                                       4,511,794
                                                                     -----------
GERMANY - 12.4%
   Adidas (A)                                               20,000     1,224,696
   Allianz (A)                                               6,500     1,102,474
   Deutsche Telekom (A)                                     63,000     1,092,325
   E.ON ADR                                                 26,800     1,709,355
   Hannover Rueckversicherung (A)                           15,900       757,187
   Linde (A)                                                 4,500       622,398

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - CONTINUED
GERMANY - CONTINUED
   Rhoen Klinikum (A)                                       36,000   $ 1,154,910
   Siemens (A)                                              16,900     2,065,606
                                                                     -----------
                                                                       9,728,951
                                                                     -----------
HONG KONG - 3.5%
   Chinese Estates Holdings (A)                            150,000       212,714
   First Pacific (A)                                     1,100,000       628,760
   Jardine Strategic Holdings GDR (A)                       42,000       720,001
   KHD Humboldt Wedag International *                       20,000       530,200
   Kingboard Chemical Holdings (A)                          74,000       351,621
   Shenzhen Investment (A)                                 920,200       314,737
                                                                     -----------
                                                                       2,758,033
                                                                     -----------
IRELAND - 1.2%
   Allied Irish Banks (A)                                   79,000       970,390
                                                                     -----------
JAPAN - 17.8%
   Air Water (A)                                           118,500     1,476,335
   Alfresa Holdings (A)                                     25,000     1,532,114
   Daiwa Securities Group (A)                              103,000       891,189
   East Japan Railway (A)                                      180     1,405,447
   Komatsu (A)                                              42,000     1,041,108
   Mitsubishi (A)                                           43,800     1,273,967
   Mitsubishi UFJ Financial Group (A)                       75,000       661,045
   Nomura Holdings (A)                                      75,000     1,080,343
   Sankyo (A)                                               17,600     1,064,235
   Sumitomo Heavy Industries (A)                            76,000       474,660
   Sumitomo Metal Industries (A)                           158,000       758,697
   Suzuki Motor (A)                                         37,700       821,834
   Tokyo Steel Manufacturing (A)                            47,000       524,486
   Toyota Motor ADR                                          3,125       268,906
   Yamaha Motor (A)                                         43,400       730,367
                                                                     -----------
                                                                      14,004,733
                                                                     -----------
MALAYSIA - 0.9%
   Telekom Malaysia (A)                                    250,000       262,894

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - CONTINUED
MALAYSIA - CONTINUED
   TM International *                                      250,000   $   487,562
                                                                     -----------
                                                                         750,456
                                                                     -----------
MEXICO - 2.0%
   Cemex SAB ADR *                                          23,738       504,670
   Embotelladoras Arca                                     293,600     1,059,043
                                                                     -----------
                                                                       1,563,713
                                                                     -----------
NETHERLANDS - 5.7%
   Akzo Nobel (A)                                           12,900       737,882
   ING Groep (A)                                            33,656     1,097,786
   Royal Dutch Shell, Cl A (A)                              42,000     1,490,293
   Wolters Kluwer (A)                                       50,000     1,162,802
                                                                     -----------
                                                                       4,488,763
                                                                     -----------
NORWAY - 1.4%
   Orkla (A)                                                32,500       410,905
   Telenor (A)                                              46,500       698,446
                                                                     -----------
                                                                       1,109,351
                                                                     -----------
PHILIPPINES - 1.4%
   Globe Telecom (A)                                        18,000       458,777
   Philippine Long Distance Telephone (A)                   11,500       652,186
                                                                     -----------
                                                                       1,110,963
                                                                     -----------
RUSSIA - 1.0%
   OAO Gazprom (A)                                          16,500       789,686
                                                                     -----------
SINGAPORE - 2.1%
   SIA Engineering (A)                                     440,000       997,033
   Singapore Petroleum (A)                                 135,000       625,441
                                                                     -----------
                                                                       1,622,474
                                                                     -----------
SOUTH KOREA - 4.0%
   LG Chemical (A)                                          12,108     1,231,150
   LG Telecom (A)                                          108,000       930,128
   SK Telecom (A)                                            5,000       953,023
                                                                     -----------
                                                                       3,114,301
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - CONTINUED
SPAIN - 3.0%
   Repsol (A)                                               39,000   $ 1,306,964
   Telefonica (A)                                           39,200     1,017,412
                                                                     -----------
                                                                       2,324,376
                                                                     -----------
SWEDEN - 4.3%
   Investor, Cl B (A)                                       68,600     1,493,146
   Nordea Bank (A)                                          53,000       751,461
   Saab, Cl B (A)                                           33,252       837,475
   Ssab Svenskt Staal, Cl B (A)                             12,000       289,533
                                                                     -----------
                                                                       3,371,615
                                                                     -----------
SWITZERLAND - 5.6%
   Actelion * (A)                                           15,500       843,260
   Baloise Holding (A)                                       7,900       741,056
   Barry Callebaut (A)                                       1,000       675,706
   Nestle SA (A)                                            26,500     1,161,756
   Novartis (A)                                             16,500       978,973
                                                                     -----------
                                                                       4,400,751
                                                                     -----------
THAILAND - 2.0%
   Bangkok Bank NVDR (A)                                   184,000       594,948
   PTT (A)                                                 129,000       955,973
                                                                     -----------
                                                                       1,550,921
                                                                     -----------
TURKEY - 1.5%
   Akbank (A)                                               30,000       167,363
   Coca-Cola Icecek (A)                                    105,000     1,039,821
                                                                     -----------
                                                                       1,207,184
                                                                     -----------
UNITED KINGDOM - 13.0%
   Anglo American (A)                                       12,285       701,850
   Aviva (A)                                                90,747       899,965
   BP ADR                                                   35,300     2,168,832
   British Energy Group (A)                                 62,000       889,141
   Enterprise Inns (A)                                     100,000       609,998
   HSBC Holdings (A)                                         9,924       163,296
   Kazakhmys (A)                                            12,000       353,009
   QinetiQ (A)                                             200,000       788,788

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCK - CONTINUED
UNITED KINGDOM - CONTINUED
   Rio Tinto (A)                                             8,974   $   938,500
   Rolls-Royce Group (A)                                    85,000       598,858
   Tesco (A)                                               145,000     1,029,303
   Vodafone Group (A)                                      400,000     1,070,855
                                                                     -----------
                                                                      10,212,395
                                                                     -----------
UNITED STATES - 2.0%
   Philip Morris International (A)                          22,900     1,182,785
   Transocean (A)                                            2,959       402,513
                                                                     -----------
                                                                       1,585,298
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $72,133,855)                                              77,764,454
                                                                     -----------

                                                           FACE
                                                          AMOUNT
                                                        ----------
REPURCHASE AGREEMENT - 2.2%
   Morgan Stanley
      1.750%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $1,753,597
      (collateralized by a U.S. Treasury obligation,
      par value $1,786,805, 2.375%, 01/15/25, with a
      total market value of $1,788,588)
         (Cost $1,753,514)                              $1,753,514     1,753,514
                                                                     -----------
   TOTAL INVESTMENTS - 101.1%
         (Cost $73,887,369) +                                        $79,517,968
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $78,655,378.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008, WAS $71,023,404 AND REPRESENTED 90.3% OF NET ASSETS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

GDR  - GLOBAL DEPOSITARY RECEIPT

NVDR - NON-VOTING DEPOSITORY RECEIPT

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $73,887,369, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,407,541 AND $(5,776,942), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

TSW-QH-002-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008